Taxes (Details) - Schedule of Reconciles China Statutory Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles China Statutory Rates [Abstract]
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(25.00%)	(26.00%)
Permanent difference		1.00%
Effective tax rate